Operating Leases (Details) - Schedule of Weighted Average	Dec. 31, 2023	Dec. 31, 2022
Schedule of Weighted Average [Line Items]
Weighted-average remaining lease term – in years	3 years 10 months 24 days	4 years 10 months 24 days
Weighted-average discount rate	5.00%	5.00%